Investment in receivables, net - Roll forward (Details) - Investments in receivables, net - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Investment in receivables, net
Balance, beginning of period			$ 1,497,748	$ 984,496
Purchases	$ 151,030	$ 123,439	451,531	365,322
Cash collections	(236,832)	(145,148)	(753,461)	(410,228)
Total portfolio income	139,179	99,258	416,749	285,362
Changes in expected current period recoveries	2,161	6,705	12,736	9,430
Changes in expected future period recoveries	(1,667)	(5,015)	(7,066)	(7,865)
Foreign currency adjustments	(2,863)	6,533	22,572	(1,544)
Balance, end of period	$ 1,640,809	$ 1,224,973	$ 1,640,809	$ 1,224,973